CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, accumulated depreciation (in Dollars)		$ 7,153	$ 2,397
Capitalized software development costs, accumulated amortization (in Dollars)	567,067	352,957	133,279
Deferred financing costs, amortization (in Dollars)	46,579
Notes payable-affiliate, discount (in Dollars)	225,000	244,705
Note payable - debentures, discount (in Dollars)	334,320	213,500
Series A convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Series A convertible preferred stock, Authorized shares	5,000,000	5,000,000
Series A convertible preferred stock, Issued Shares	750,068	1,700,000
Series A convertible preferred stock,Outstanding Shares	750,068	1,700,000
Series A convertible preferred stock, Designated Shares	1,700,000	1,700,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, Authorized shares	680,000,000	680,000,000
Common stock, issued shares	155,686,534	125,135,113
Common stock, outstanding shares	155,686,534	125,135,113
Restatement Adjustment [Member]
Property and equipment, accumulated depreciation (in Dollars)		7,153	2,397
Capitalized software development costs, accumulated amortization (in Dollars)		352,957	133,279
Deferred financing costs, amortization (in Dollars)
Notes payable-affiliate, discount (in Dollars)		244,705
Note payable - debentures, discount (in Dollars)		$ 213,500
Series A convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Series A convertible preferred stock, Authorized shares		5,000,000	5,000,000
Series A convertible preferred stock, Issued Shares		1,700,000	1,700,000
Series A convertible preferred stock,Outstanding Shares		1,700,000	1,700,000
Series A convertible preferred stock, Designated Shares		1,700,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, Authorized shares		680,000,000	680,000,000
Common stock, issued shares		125,135,113	126,845,641
Common stock, outstanding shares		125,135,113	126,845,641